ORGANIZATION AND NATURE OF BUSINESS (Details 3) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
ORGANIZATION AND NATURE OF BUSINESS
Weighted average number of common shares outstanding Basic	17,025,203	10,718,010	11,968,665	1,928,172
Weighted average number of common and equivalent shares outstanding - Diluted	17,025,203	10,718,010	11,968,665	1,928,172